Equity - Summary of Changes in Common Shares Issued (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Common Shares issued, beginning of year	118,279,534	101,342,718
Issuance of Common Shares upon exercise of options	743,198	499,239
Issuance of Common Shares upon equity transactions		16,424,696
Conversion of Preferred Shares into Common Shares	3,344	12,881
Common Shares issued, end of year	119,026,076	118,279,534